Supplement to the currently effective Statement of Additional Information for each of the listed funds:
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Scudder Cash Investment Trust
Scudder U.S. Treasury Money Fund
Scudder Money Market Series

The following is added to the non-fundamental policies listed in each of the Fund's Statement of Additional Information under Investment Restrictions:

The Fund may not invest more than 10% of total assets in non-affiliated registered investment companies.





March 10, 2003




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